Financial Assets and Financial Liabilities - Summary of Effect of Changes in foreign Exchange Rates (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
+5%
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Effect on profit / (loss) before tax	€ (195.2)	€ (329.5)
Effect on pre-tax equity	(191.5)	(328.5)
-5%
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Effect on profit / (loss) before tax	215.7	364.3
Effect on pre-tax equity	€ 211.7	€ 363.0
United States | U.S. dollar | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Closing rate	1.0666	1.1326
Average rate	1.053	1.1827